Long-term Investments - Equity Securities with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2015
Equity Securities with Readily Determinable Fair Values
Cost Basis	$ 186,158		$ 186,158		$ 68,662
Gross Unrealized Gains	20,839		20,839		54,270
Gross Unrealized Losses	(41,061)		(41,061)		(15,560)
Fair Value	165,936		165,936		107,372
Total cost	1,282,549		1,282,549
Unrealized loss, net			74,200
Unrealized gain			4,200
Private equity funds
Equity Securities with Readily Determinable Fair Values
Cost Basis	58,246		58,246
Gross Unrealized Gains	16,277		16,277
Gross Unrealized Losses	(1,849)		(1,849)
Fair Value	72,674		72,674
Unfunded commitments related to investments	$ 53,500		53,500
Private equity funds | Minimum
Equity Securities with Readily Determinable Fair Values
Investment lock-up period	5 years
Private equity funds | Maximum
Equity Securities with Readily Determinable Fair Values
Investment lock-up period	10 years
Jupai
Equity Securities with Readily Determinable Fair Values
Cost Basis	$ 23,068		23,068		23,068
Gross Unrealized Gains					44,107
Gross Unrealized Losses	(7,119)		(7,119)
Fair Value	15,949		15,949		67,175
Total cost						$ 7,800
Other equity securities
Equity Securities with Readily Determinable Fair Values
Cost Basis	74,844		74,844		45,594
Gross Unrealized Gains	4,562		4,562		10,163
Gross Unrealized Losses	(29,317)		(29,317)		(15,560)
Fair Value	50,089		50,089		$ 40,197
Pintec
Equity Securities with Readily Determinable Fair Values
Cost Basis	30,000		30,000	$ 30,000
Gross Unrealized Losses	(2,776)		(2,776)
Fair Value	$ 27,224		27,224
ASU 2016-01
Equity Securities with Readily Determinable Fair Values
Reclassification from AOCI to retained earnings		$ 38,700
Impact on Adoption of Cumulative Effect on Retained earnings		$ 10,300	$ 10,267